Share Capital (Details) $ / shares in Units, $ / shares in Units, $ in Millions				1 Months Ended		3 Months Ended
		Nov. 14, 2022 CAD ($) $ / shares shares	Nov. 14, 2022 USD ($) $ / shares shares	Jan. 16, 2023 CAD ($) shares	Jun. 29, 2022 shares	Jan. 31, 2023 CAD ($) $ / shares shares	Jan. 31, 2023 CAD ($) $ / shares shares	Oct. 31, 2022 shares	Jan. 31, 2022 shares	Nov. 26, 2021 CAD ($) shares	Oct. 31, 2021 shares
Share Capital (Details) [Line Items]
Underwritten public offering		1,153,847	1,153,847
Purchase price per share | (per share)		$ 8.65	$ 6.5			$ 8.65	$ 6.5
Aggregate Gross Proceeds (in Dollars) | $			$ 7.5
Net proceeds (in Dollars) | $		$ 8,466,602
Additional common shares		173,077	173,077
Share percentage		15.00%	15.00%
Underwriter warrants						57,692
Payment per share (in Dollars per share) | $ / shares							$ 8.125
Total warrants (in Dollars) | $						$ 376,851
Share received					44,829
Shares warrant					2,241
Fair value (in Dollars) | $				$ 51,120		$ 46,832	$ 46,832			$ 28,800
Shares Issued1						9,386	9,386			1,333
Share capital and share premium [Member]
Share Capital (Details) [Line Items]
Number of shares issued						2,478,441	2,478,441	1,319,770
Number of shares outstanding	[1]					2,478,441	2,478,441	1,319,770	1,252,166		1,250,833
Restricted Share units [Member]
Share Capital (Details) [Line Items]
Exercised shares				4,824

[1]	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts have been retroactively restated for all periods presented.